Income Taxes (Tables)	12 Months Ended
Sep. 30, 2017
Income Tax Disclosure [Abstract]
Provision for income taxes for continuing operations (in thousands)
	2017	2016	2015
Current:
Federal	$739	1,247	2,315
State	164	334	408
	903	1,581	2,723
Deferred	(434)	2,067	(588)

Total	$469	3,648	2,135

Income tax reconciliation at statutory Federal income tax rate (in thousands)

	2017	2016	2015
Amount computed at statutory
Federal rate	$781	3,180	1,862
State income taxes (net of Federal
income tax benefit)	108	440	257
Excess tax benefits from stock option exercises	(427)	—	—
Other, net	7	28	16
Provision for income taxes	$469	3,648	2,135

Deferred tax assets and liabilities (in thousands)

	2017	2016
Deferred tax liabilities:
Property and equipment	$11,568	12,156
Prepaid expenses	121	134
Gross deferred tax liabilities	11,689	12,290
Deferred tax assets:
Insurance liabilities	159	184
Employee benefits and other	1,485	1,627
Gross deferred tax assets	1,644	1,811
Net deferred tax liability	$10,045	10,479